Trade and other payables - Payments due to vendors (Detail) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Within one year	£ 73.3	£ 62.0
Payments due to vendors, Non-current	114.6	98.1
Payments due to vendors	187.9	160.1
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Within one year	73.3	62.0
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	37.8	19.5
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	34.8	27.6
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	28.8	28.6
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Payments due to vendors, Non-current	£ 13.2	£ 22.4